GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Schedule of intangible assets

a) Intangible Assets
	Water rights[1]	Technology[2]	Supply contracts[3]	Exploration potential[4]	Total
Opening balance January 1, 2021	$67	$6	$4	$92	$169
Disposals	(6)	—	—	(10)	(16)
Amortization and impairment losses	—	—	(3)	—	(3)
Closing balance December 31, 2021	$61	$6	$1	$82	$150
Amortization and impairment losses	—	—	(1)	—	(1)
Closing balance December 31, 2022	$61	$6	$—	$82	$149
Cost	$61	$17	$39	$252	$369
Accumulated amortization and impairment losses	—	(11)	(39)	(170)	(220)
Net carrying amount December 31, 2022	$61	$6	$—	$82	$149
[1]Relates to water rights in South America, and will be amortized through cost of sales when we begin using these in the future.
[2]The amount is amortized through cost of sales using the UOP method over LOM ounces of the Pueblo Viejo mine, with no assumed residual value.
[3]Relates to a supply agreement with Michelin North America Inc. to secure a supply of tires and amortized over the effective term of the contract through cost of sales.
[4]Exploration potential consists of the estimated fair value attributable to exploration licenses acquired as a result of a business combination or asset acquisition. The carrying value of the licenses will be transferred to PP&E when the development of attributable mineral resources commences.

Schedule of goodwill

	Closing balance December 31, 2021	Impairments	Closing balance December 31, 2022
Carlin	$1,294	$—	$1,294
Cortez	899	—	899
Turquoise Ridge	722	—	722
Phoenix	119	—	119
Hemlo	63	—	63
Loulo-Gounkoto	1,672	(1,188)	484
Total	$4,769	($1,188)	$3,581
On a total basis, the gross amount and accumulated impairment losses are as follows:

Cost	$12,211
Accumulated impairment losses December 31, 2022	(8,630)
Net carrying amount December 31, 2022	$3,581